Summary of Significant Accounting Policies - Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Finite-Lived and Indefinite-Lived, Intangible Assets
Amortization of intangible assets	$ 70.8	$ 14.6	$ 12.6
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2015	128.2
2016	127.7
2017	127.7
2018	127.6
2019	126.8
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	2,323.1	424.8
Finite-Lived Intangible Assets, Accumulated Amortization	(137.8)	(67.1)
Finite-Lived Intangible Assets, Net	2,185.3	357.7
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Carrying amount, total	2,780.8	965.5
Other intangible assets, net	2,643.0	898.4
Trademarks [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	457.7	540.7
Customer Relationships [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	1,743.7	258.6
Finite-Lived Intangible Assets, Accumulated Amortization	(90.9)	(41.0)
Finite-Lived Intangible Assets, Net	1,652.8	217.6
Trademarks [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	554.7	161.5
Finite-Lived Intangible Assets, Accumulated Amortization	(43.9)	(25.8)
Finite-Lived Intangible Assets, Net	510.8	135.7
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	24.7	4.7
Finite-Lived Intangible Assets, Accumulated Amortization	(3.0)	(0.3)
Finite-Lived Intangible Assets, Net	$ 21.7	$ 4.4